COMMITMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Operating Lease Commitments [Abstract]
Operating lease commitments	$ 594	$ 501
Payable Within 1 Year [member]
Operating Lease Commitments [Abstract]
Operating lease commitments	258	161
Payable Later than 1 year Within 5 Years [Member]
Operating Lease Commitments [Abstract]
Operating lease commitments	$ 336	$ 340